PROPERTY, PLANT AND EQUIPMENT - Additional information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Main plants
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years	20 years
Mechanical and electrical power equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years	10 years
Clean rooms
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years	10 years